Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (Parenthetical) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2019	Sep. 30, 2020	Dec. 31, 2019
Founder Shares
Common stock subject to forfeiture		643,520	643,520
Common Stock Class B
Stock dividend	$ 718,750
Common Stock Class B | Over-Allotment Option
Common stock subject to forfeiture		843,750	843,750